Intangible assets other than goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets [text block]
The intangible assets movement are detailed as follows:

	Trademarks	Software programs	Water rights	Distribution rights	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2016
Historic cost	60,966,038	24,212,125	1,914,139	904,007	87,996,309
Accumulated amortization	-	(15,928,101)	-	(200,201)	(16,128,302)
Book Value	60,966,038	8,284,024	1,914,139	703,806	71,868,007

As of December 31, 2016
Additions	40,000	4,533,631	219,163	-	4,792,794
Additions for joint operations (1)	5,614,575	-	-	-	5,614,575
Additions for business combination (2)	259,712	-	-	-	259,712
Divestitures (cost)	-	(167,825)	(42,243)	-	(210,068)
Divestitures (amortization)	-	197,910	-	-	197,910
Amortization of year	-	(2,472,425)	-	(389,166)	(2,861,591)
Conversion effect	(1,719,397)	(213,166)	-	(140,990)	(2,073,553)
Effect of conversion (amortization)	-	130,442	-	215,927	346,369
Book Value	65,160,928	10,292,591	2,091,059	389,577	77,934,155

As of December 31, 2016
Historic cost	65,160,928	28,364,765	2,091,059	763,017	96,379,769
Accumulated amortization	-	(18,072,174)	-	(373,440)	(18,445,614)
Book Value	65,160,928	10,292,591	2,091,059	389,577	77,934,155

As of December 31, 2017
Additions	-	3,498,499	158,968	-	3,657,467
Divestitures (cost)	(226)	(103,675)	-	-	(103,901)
Divestitures (amortization)	-	103,675	-	-	103,675
Amortization of year	-	(2,873,115)	-	(173,294)	(3,046,409)
Conversion effect	(1,355,703)	(260,268)	-	(103,287)	(1,719,258)
Effect of conversion (amortization)	-	167,026	-	39,725	206,751
Book Value	63,804,999	10,824,733	2,250,027	152,721	77,032,480

As of December 31, 2017
Historic cost	63,804,999	31,499,321	2,250,027	659,730	98,214,077
Accumulated amortization	-	(20,674,588)	-	(507,009)	(21,181,597)
Book Value	63,804,999	10,824,733	2,250,027	152,721	77,032,480

(1) See Note 1, point (2).
(2) See Note 1, point (2).

Disclosure Of Detailed Information About Brand Names [Text Block]
The cash generating unit associates to the trademarks are detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2017	As of December 31, 2016
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	31,476,163	31,476,163
	Manantial S.A.	1,166,000	1,166,000
	Compañía Pisquera de Chile S.A.	1,363,782	1,363,782
	Compañía Cervecería Kunstmann S.A.	286,518	286,744
	Subtotal	34,292,463	34,292,689
International Business	CCU Argentina S.A. and subsidiaries	3,735,289	4,774,066
	Marzurel S.A., Coralina S.A. and Milotur S.A.	2,639,301	2,822,016
	Bebidas del Paraguay S.A. y Distribuidora del Paraguay S.A.	3,356,895	3,489,969
	Subtotal	9,731,485	11,086,051
Wines	Viña San Pedro Tarapacá S.A.	19,781,051	19,782,188
	Subtotal	19,781,051	19,782,188
Total		63,804,999	65,160,928